Preferred Stock - Summary of Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Shares Authorized	17,044,139	16,670,802	12,057,951
Shares issued	16,904,219	13,869,027	12,006,791
Shares outstanding	16,904,219	13,869,027	12,006,791
Carrying Amount	$ 174,357	$ 132,109	$ 106,401
Liquidation Preference	$ 169,648	$ 127,348	$ 101,395
Common stock issuable upon conversion	17,800,084	14,604,043	12,643,109
Series Seed
Temporary Equity [Line Items]
Shares Authorized	350,858	350,858	350,858
Shares issued	350,858	350,858	350,858
Shares outstanding	350,858	350,858	350,858
Carrying Amount	$ 975	$ 975	$ 975
Liquidation Preference	$ 1,000	$ 1,000	$ 1,000
Common stock issuable upon conversion	369,452	369,452	369,452
Series A
Temporary Equity [Line Items]
Shares Authorized	1,490,035	1,490,035	1,490,035
Shares issued	1,490,035	1,490,035	1,490,035
Shares outstanding	1,490,035	1,490,035	1,490,035
Carrying Amount	$ 6,469	$ 6,469	$ 6,469
Liquidation Preference	$ 5,081	$ 5,081	$ 5,081
Common stock issuable upon conversion	1,569,001	1,569,001	1,569,001
Series B
Temporary Equity [Line Items]
Shares Authorized	4,155,758	4,155,758	4,155,758
Shares issued	4,155,758	4,155,758	4,155,758
Shares outstanding	4,155,758	4,155,758	4,155,758
Carrying Amount	$ 27,854	$ 27,854	$ 27,854
Liquidation Preference	$ 24,061	$ 24,061	$ 24,061
Common stock issuable upon conversion	4,375,999	4,375,999	4,375,999
Series C
Temporary Equity [Line Items]
Shares Authorized	6,010,140	6,010,140	6,061,300
Shares issued	6,010,140	6,010,140	6,010,140
Shares outstanding	6,010,140	6,010,140	6,010,140
Carrying Amount	$ 71,103	$ 71,103	$ 71,103
Liquidation Preference	$ 71,253	$ 71,253	$ 71,253
Common stock issuable upon conversion	6,328,657	6,328,657	6,328,657
Series D
Temporary Equity [Line Items]
Shares Authorized	5,037,348	4,664,011
Shares issued	4,897,428	1,862,236
Shares outstanding	4,897,428	1,862,236
Carrying Amount	$ 67,956	$ 25,708
Liquidation Preference	$ 68,253	$ 25,953
Common stock issuable upon conversion	5,156,975	1,960,934